Leonard E. Neilson
                           A PROFESSIONAL CORPORATION

LEONARD  E.  NEILSON                   8160  South  Highland  Drive,  Suite 104
ATTORNEY  AT  LAW                                           SANDY,  UTAH  84093
                                                    Telephone:  (801)  733-0800
                                                          FAX:  (801)  733-0808
                                                   E-MAIL:  LNEILSONLAW@AOL.COM


                                 March 30, 2006



Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

VIA:  EDGARLink

     Re:      LILM, Inc.
              Registration Statement
              Form 10-SB

To Whom It May Concern:

     Please find herewith transmitted by EDGARLink, the Form 10-SB registration statement pursuant to the Securities Exchange Act of 1934 filed on behalf of LILM, Inc.

     Please direct all correspondences concerning this filing and LILM, Inc. to this office.

                               Yours truly,

                               /s/ Leonard E. Neilson
                               --------------------------
                               Leonard E. Neilson

:ae
Attachments